HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares				Fair Value
	COMMON STOCKS — 0.2%
	INSURANCE - 0.2%
3,242	Specialty Transportation Holdings, LLC(a),(b),(c)			$ 6,146,822

	TOTAL COMMON STOCKS (Cost $5,635,360)			6,146,822

	OPEN END FUNDS — 0.1%
	FIXED INCOME - 0.1%
500,000	Holbrook Total Return Fund, Class I(d)			5,019,700

	TOTAL OPEN END FUNDS (Cost $5,000,000)			5,019,700

		Coupon Rate (%)	Maturity
	PREFERRED STOCKS — 1.4%

	ASSET MANAGEMENT — 0.8%
1,154,746	Gladstone Investment Corporation	5.0000	05/01/26	28,845,555

	INSURANCE — 0.0%(e)
15,323	Enstar Group Ltd.	7.0000	Perpetual	367,752

	REAL ESTATE SERVICES — 0.6%
288,000	Greystone SDOF Preferred Equity, LLC(f)	6.7500	12/23/25	7,176,960
3,950	UIRC-GSA International, LLC(f)	6.5000	Perpetual	3,476,000
9,180	UIRC-GSA International, LLC(f)	6.0000	Perpetual	8,262,000
				18,914,960
	TOTAL PREFERRED STOCKS (Cost $48,462,317)			48,128,267

Principal Amount ($)
	ASSET BACKED SECURITIES — 41.8%
	AGENCY CMBS — 0.1%
2,100,000	FREMF Mortgage Trust Series 2016-K56 C(f),(g)	3.9320	06/25/49	2,089,160
2,000,000	FREMF Mortgage Trust Series 2016-K57 C(f),(g)	3.9360	08/25/49	1,987,130
				4,076,290

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 41.8% (Continued)
	CLO — 35.9%
500,000	522 Funding CLO Ltd. Series 2018-3A CR(f),(h)	TSFR3M + 2.312%	5.9790	10/20/31	$ 501,079
7,250,352	ACAS CLO Ltd. Series 2015-1A DRR(f),(h)	TSFR3M + 3.212%	6.8790	10/18/28	7,277,374
895,000	Allegro CLO X Ltd. Series 2019-1A CRR(f),(h)	TSFR3M + 2.050%	5.7180	04/20/32	896,625
1,000,000	Annisa CLO Ltd. Series 2016-2A DRR(f),(h)	TSFR3M + 2.800%	6.4680	07/20/31	1,003,277
18,225,000	Apex Credit Clo Ltd. Series 2018-1A CR(f),(h)	TSFR3M + 2.000%	5.6680	04/25/31	18,245,101
9,000,000	APEX CREDIT CLO Ltd. Series 2018-2A CR3(f),(h)	TSFR3M + 1.900%	5.5680	10/20/31	9,006,048
345,000	Apidos CLO XXIV Series 2016-24A BRR(f),(h)	TSFR3M + 2.312%	5.9790	10/20/30	345,777
412,837	Atlas Senior Loan Fund Ltd. Series 2017-8A C(f),(h)	TSFR3M + 2.812%	6.4830	01/16/30	413,106
7,000,000	Atlas Senior Loan Fund VII Ltd. Series 2016-7A CR(f),(h)	TSFR3M + 2.762%	6.5840	11/27/31	7,020,783
21,100,000	Atlas Senior Loan Fund X Ltd. Series 2018-10A C(f),(h)	TSFR3M + 2.112%	5.7840	01/15/31	21,251,054
5,500,000	Atlas Senior Loan Fund XI Ltd. Series 2018-11A B(f),(h)	TSFR3M + 1.912%	5.5800	07/26/31	5,510,566
11,875,000	Atlas Senior Loan Fund XI Ltd. Series 2018-11A C(f),(h)	TSFR3M + 2.212%	5.8800	07/26/31	11,963,493
23,750,000	Atlas Senior Loan Fund XII Ltd. Series 2018-12A C(f),(h)	TSFR3M + 2.632%	6.3000	10/24/31	23,955,413
37,000,000	Bain Capital Credit CLO Series 2018-2A CR(f),(h)	TSFR3M + 1.950%	5.6180	07/19/31	37,045,065
13,400,000	Barings CLO Ltd. Series 2015-IA DR(f),(h)	TSFR3M + 2.862%	6.5290	01/20/31	13,442,438
15,000,000	BlueMountain CLO Ltd. Series 2015-4A DR2(f),(h)	TSFR3M + 1.950%	5.6180	04/20/30	15,029,880
1,150,000	BlueMountain CLO Ltd. Series 2018-1(f),(h)	TSFR3M + 1.962%	5.6280	07/30/30	1,152,204
3,520,000	BlueMountain CLO Ltd. Series 2018-1A C(f),(h)	TSFR3M + 2.312%	5.9780	07/30/30	3,529,187
10,750,000	BlueMountain CLO Ltd. Series 2014-2A BR2(f),(h)	TSFR3M + 2.012%	5.6790	10/20/30	10,792,194
2,337,500	BlueMountain CLO Ltd. Series 2013-2(f),(h)	TSFR3M + 2.212%	5.8810	10/22/30	2,341,312
3,830,000	BlueMountain CLO Ltd. Series 2013-2A DR(f),(h)	TSFR3M + 3.162%	6.8310	10/22/30	3,853,037
1,800,000	BlueMountain CLO Ltd. Series 2018-3 BR(f),(h)	TSFR3M + 1.850%	5.5180	10/25/30	1,804,783
5,600,000	BlueMountain CLO Ltd. Series 2018-3A C(f),(h)	TSFR3M + 2.462%	6.1300	10/25/30	5,615,053
2,500,000	BlueMountain CLO Ltd. Series 2016-3(f),(h)	TSFR3M + 1.962%	5.8130	11/15/30	2,504,825
1,300,000	BlueMountain CLO Ltd. Series 2016-3A CR(f),(h)	TSFR3M + 2.462%	6.3130	11/15/30	1,303,624
22,750,000	BlueMountain CLO Ltd. Series 2015-3A BR(f),(h)	TSFR3M + 2.012%	5.6790	04/20/31	22,911,479
4,750,000	BlueMountain CLO Ltd. Series 2015-3A CR(f),(h)	TSFR3M + 2.862%	6.5290	04/20/31	4,774,353
8,500,000	BlueMountain CLO Ltd. Series 2018-2 B(f),(h)	TSFR3M + 1.962%	5.8130	08/15/31	8,531,450
22,430,000	BlueMountain CLO Ltd. Series 2018-2A C(f),(h)	TSFR3M + 2.462%	6.3130	08/15/31	22,619,375
1,000,000	BlueMountain CLO XXII Ltd. Series 2018-22A B(f),(h)	TSFR3M + 1.762%	5.4340	07/15/31	1,004,259
6,063,000	BlueMountain CLO XXII Ltd. Series 2018-22A C(f),(h)	TSFR3M + 2.212%	5.8840	07/15/31	6,071,361
2,500,000	BlueMountain Fuji US Clo II Ltd. Series 2017-2A A2(f),(h)	TSFR3M + 1.862%	5.5290	10/20/30	2,503,973
1,000,000	BlueMountain Fuji US CLO II Ltd. Series 2017-2A(f),(h)	TSFR3M + 2.412%	6.0790	10/20/30	1,002,565
1,850,000	Canyon Capital CLO Ltd. Series 2012-1RA C(f),(h)	TSFR3M + 2.262%	5.9340	07/15/30	1,854,488

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 41.8% (Continued)
	CLO — 35.9% (Continued)
8,665,000	Canyon Capital CLO Ltd. Series 2014-1A BR(f),(h)	TSFR3M + 2.062%	5.7280	01/30/31	$ 8,725,378
290,000	Canyon Capital CLO Ltd. Series 2016-1A BR(f),(h)	TSFR3M + 1.962%	5.6340	07/15/31	290,689
1,750,000	Canyon Capital CLO Ltd. Series 2016-1 CR(f),(h)	TSFR3M + 2.162%	5.8340	07/15/31	1,753,675
2,758,000	Canyon Capital CLO Ltd. Series 2016-2A BR(f),(h)	TSFR3M + 2.012%	5.6840	10/15/31	2,765,615
5,000,000	Canyon CLO Ltd. Series 2018-1A B(f),(h)	TSFR3M + 1.962%	5.6340	07/15/31	5,015,235
7,476,000	Catamaran CLO Ltd. Series 2014-1A BR(f),(h)	TSFR3M + 2.422%	6.0910	04/22/30	7,512,311
6,218,000	Chenango Park CLO Ltd. Series 2018-1A CR(f),(h)	TSFR3M + 2.750%	6.4220	04/15/30	6,259,089
4,885,000	CIFC Funding Ltd. Series 2017-4A A2R(f),(h)	TSFR3M + 1.812%	5.4800	10/24/30	4,890,706
8,650,000	Crown Point CLO IV Ltd. Series 2018-4A C(f),(h)	TSFR3M + 2.162%	5.8290	04/20/31	8,710,524
1,362,500	Dryden 30 Senior Loan Fund Series 2013-30A DR(f),(h)	TSFR3M + 2.862%	6.7130	11/15/28	1,366,737
11,000,000	Dryden 40 Senior Loan Fund Series 2015-40A CR2(f),(h)	TSFR3M + 2.250%	6.1020	08/15/31	11,043,989
500,000	Dryden 41 Senior Loan Fund Series 2015-41A CR(f),(h)	TSFR3M + 2.012%	5.6840	04/15/31	501,434
7,000,000	Dryden 45 Senior Loan Fund Series 2016-45A DRR(f),(h)	TSFR3M + 3.050%	6.7220	10/15/30	7,052,703
1,570,000	Dryden 49 Senior Loan Fund Series 2017-49A BR(f),(h)	TSFR3M + 1.862%	5.5290	07/18/30	1,574,520
2,500,000	Dryden 49 Senior Loan Fund Series 2017-49A CR(f),(h)	TSFR3M + 2.312%	5.9790	07/18/30	2,506,923
14,605,000	Dryden 54 Senior Loan Fund Series 2017-54A C(f),(h)	TSFR3M + 2.412%	6.0790	10/19/29	14,687,591
15,350,000	Dryden 55 CLO Ltd. Series 2018-55A C(f),(h)	TSFR3M + 2.162%	5.8340	04/15/31	15,392,443
5,000,000	Dryden 60 CLO Ltd. Series 2018-60A B(f),(h)	TSFR3M + 1.812%	5.4840	07/15/31	5,009,590
12,000,000	Dryden 64 CLO Ltd. Series 2018-64A C(f),(h)	TSFR3M + 2.012%	5.6790	04/18/31	12,088,248
7,500,000	Dryden 64 CLO Ltd. Series 2018-64A(f),(h)	TSFR3M + 2.912%	6.5790	04/18/31	7,561,373
6,600,000	Eaton Vance Clo Ltd. Series 2015-1A DR(f),(h)	TSFR3M + 2.762%	6.4290	01/20/30	6,622,955
2,539,000	Eaton Vance CLO Ltd. Series 2014-1RA C(f),(h)	TSFR3M + 2.362%	6.0340	07/15/30	2,539,000
9,800,000	Elevation CLO Ltd. Series 2018-10A DR(f),(h)	TSFR3M + 2.400%	6.0680	10/20/31	9,857,418
2,994,671	Ellington CLO II Ltd. Series 2017-2A C(f),(h)	TSFR3M + 3.162%	7.0130	02/15/29	2,996,096
3,876,481	Ellington CLO III Ltd. Series 2018-3A C(f),(h)	TSFR3M + 2.512%	6.1790	07/20/30	3,884,110
31,250,000	Fortress Credit BSL VI Ltd. Series 2018-1A CR(f),(h)	TSFR3M + 2.712%	6.3830	07/23/31	31,476,905
11,750,000	Fortress Credit BSL VI Ltd. Series 2018-1A DR(f),(h)	TSFR3M + 3.712%	7.3830	07/23/31	11,859,780
995,000	Fortress Credit Bsl VII Ltd. Series 2019-1A CR(f),(h)	TSFR3M + 2.100%	5.7710	07/23/32	997,354
290,000	Fortress Credit BSL VIII Ltd. Series 2019-2A CR(f),(h)	TSFR3M + 2.000%	5.6700	10/20/32	290,374
11,650,000	Halcyon Loan Advisors Funding Ltd. Series 2018-2A B(f),(h)	TSFR3M + 2.612%	6.2810	01/22/31	11,674,523
135,126	Highbridge Loan Management Series 3A-2014 BR(f),(h)	TSFR3M + 2.662%	6.3290	07/18/29	135,284
13,282,000	ICG US CLO Ltd. Series 2014-2A DRR(f),(h)	TSFR3M + 2.962%	6.6340	01/15/31	13,343,429
2,800,000	Jamestown CLO XI Ltd. Series 2018-11A A2(f),(h)	TSFR3M + 1.962%	5.6290	07/14/31	2,806,216
12,400,000	Jefferson Mill CLO Ltd. Series 2015-1A CRR(f),(h)	TSFR3M + 2.550%	6.2180	10/20/31	12,448,844

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 41.8% (Continued)
	CLO — 35.9% (Continued)
18,250,000	KKR CLO 11 Ltd. Series 11 CR(f),(h)	TSFR3M + 2.062%	5.7340	01/15/31	$ 18,289,694
1,125,185	KKR CLO 12 Ltd. Series 12 BR2(f),(h)	TSFR3M + 1.962%	5.6340	10/15/30	1,127,213
5,000,000	KKR CLO 12 Ltd. Series 12 DR2(f),(h)	TSFR3M + 3.362%	7.0340	10/15/30	5,027,595
4,500,000	KKR CLO 15 Ltd. Series 15 CR2(f),(h)	TSFR3M + 1.900%	5.5680	01/18/32	4,509,113
11,000,000	KKR CLO 20 Ltd. Series 20 DR(f),(h)	TSFR3M + 2.900%	6.5710	10/16/30	11,087,769
14,116,000	KKR CLO 21 Ltd. Series 21 C(f),(h)	TSFR3M + 2.062%	5.7340	04/15/31	14,218,200
4,522,000	KKR CLO 21 Ltd. Series 21 D(f),(h)	TSFR3M + 2.862%	6.5340	04/15/31	4,543,733
2,150,000	KKR CLO 22 Ltd. Series 22A B(f),(h)	TSFR3M + 1.862%	5.5290	07/20/31	2,155,311
1,600,000	KKR Clo 24 Ltd. Series 24 BR(f),(h)	TSFR3M + 1.912%	5.5790	04/20/32	1,605,747
25,500,000	KKR CLO 9 Ltd. Series 9 CR2(f),(h)	TSFR3M + 2.362%	6.0340	07/15/30	25,641,805
137,289	LCM 28 Ltd. Series 28A B(f),(h)	TSFR3M + 1.862%	5.5290	10/20/30	137,411
1,190,000	LCM 29 Ltd. Series 29A BR(f),(h)	TSFR3M + 1.862%	5.5340	04/15/31	1,191,878
5,750,000	LCM 30 Ltd. Series 30A CR(f),(h)	TSFR3M + 2.262%	5.9290	04/20/31	5,776,519
4,600,000	LCM Loan Income Fund I Income Note Issuer Ltd. Series 27A C(f),(h)	TSFR3M + 2.212%	5.8830	07/16/31	4,621,119
1,424,431	LCM XVII, L.P. Series 17A BRR(f),(h)	TSFR3M + 1.862%	5.5340	10/15/31	1,425,363
8,330,000	LCM XVII, L.P. Series 17A CRR(f),(h)	TSFR3M + 2.362%	6.0340	10/15/31	8,350,209
1,190,000	Madison Park Funding XXIV Ltd. Series 2016-24A CR2(f),(h)	TSFR3M + 2.050%	5.7180	10/20/29	1,191,346
568,763	Man GLG US CLO Series 2018-1A A2R(f),(h)	TSFR3M + 1.892%	5.5590	04/22/30	569,090
695,520	MJX Venture Management II, LLC Series 2014-18RR D(f),(h)	TSFR3M + 4.012%	7.6840	10/16/29	691,655
748,953	MJX Venture Management II, LLC Series 2017-28RR BF(f)		3.7790	07/22/30	748,197
3,375,000	MJX Venture Management II, LLC Series 2015-22RR B(f),(h)	TSFR3M + 2.112%	5.7830	01/16/31	3,348,805
1,875,000	MJX Venture Management II, LLC Series 2015-22RR C(f),(h)	TSFR3M + 2.612%	6.2830	01/16/31	1,842,094
1,675,000	MJX Venture Management II, LLC Series 2015-22RR D(f),(h)	TSFR3M + 3.662%	7.3330	01/16/31	1,577,534
520,890	Mountain View CLO IX Ltd. Series 2015-9A A2R(f),(h)	TSFR3M + 2.042%	5.7140	07/15/31	521,680
467,619	Mountain View CLO, LLC Series 2017-2A C(f),(h)	TSFR3M + 2.162%	5.8330	01/16/31	467,910
3,000,000	Mountain View CLO, LLC Series 2016-1A B1R2(f),(h)	TSFR3M + 1.800%	5.4670	04/14/33	3,008,208
3,750,000	Mountain View CLO, LLC Series 2016-1A CR2(f),(h)	TSFR3M + 2.350%	6.0170	04/14/33	3,755,678
3,650,000	Newark BSL CLO 2 Ltd. Series 2017-1A BR(f),(h)	TSFR3M + 2.012%	5.6800	07/25/30	3,658,453
12,350,000	Northwoods Capital XII-B Ltd. Series 2018-12BA CR(f),(h)	TSFR3M + 2.050%	5.7730	06/15/31	12,362,424
1,500,000	Northwoods Capital XVII Ltd. Series 2018-17A C(f),(h)	TSFR3M + 2.112%	5.7810	04/22/31	1,502,556
8,500,000	Northwoods Capital XVII Ltd. Series 2018-17A D(f),(h)	TSFR3M + 3.112%	6.7810	04/22/31	8,555,361
3,505,000	OCP CLO Ltd. Series 2014-5A BR(f),(h)	TSFR3M + 2.062%	5.7300	04/26/31	3,511,432
3,590,000	Octagon Investment Partners 26 Ltd. Series 2016-1A CR(f),(h)	TSFR3M + 2.062%	5.7340	07/15/30	3,595,389
5,750,000	Octagon Investment Partners 27 Ltd. Series 2016-1A CR(f),(h)	TSFR3M + 2.362%	6.0340	07/15/30	5,765,433

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 41.8% (Continued)
	CLO — 35.9% (Continued)
500,000	Octagon Investment Partners 34 Ltd. Series 2017-1A C1(f),(h)	TSFR3M + 1.962%	5.6290	01/20/30	$ 500,179
3,152,000	Octagon Investment Partners 34 Ltd. Series 2017-1A D(f),(h)	TSFR3M + 2.762%	6.4290	01/20/30	3,159,417
6,000,000	Octagon Investment Partners 36 Ltd. Series 2018-1A C(f),(h)	TSFR3M + 1.962%	5.6340	04/15/31	6,015,216
3,130,000	Octagon Investment Partners 39 Ltd. Series 2018-3A D(f),(h)	TSFR3M + 3.212%	6.8790	10/20/30	3,145,278
7,015,000	Octagon Investment Partners XVI Ltd. Series 2013-1A(f),(h)	TSFR3M + 1.862%	5.5290	07/17/30	7,036,530
14,250,000	Octagon Investment Partners XVI Ltd. Series 2013-1A CR(f),(h)	TSFR3M + 2.112%	5.7790	07/17/30	14,346,444
2,435,000	Octagon Investment Partners XVII Ltd. Series 2013-1A CR2(f),(h)	TSFR3M + 1.962%	5.6300	01/25/31	2,437,167
6,000,000	Octagon Investment Partners XXI Ltd. Series 2014-1A CR4(f),(h)	TSFR3M + 2.250%	6.1030	02/14/31	6,009,696
5,230,000	Octagon Investment Partners XXII Ltd. Series 2014-1A CRR(f),(h)	TSFR3M + 2.162%	5.8310	01/22/30	5,242,604
4,500,000	Octagon Investment Partners XXII Ltd. Series 2014-1A DRR(f),(h)	TSFR3M + 3.012%	6.6810	01/22/30	4,521,276
3,595,000	OZLM VI Ltd. Series 2014-6A B1T(f),(h)	TSFR3M + 2.000%	5.6680	04/17/31	3,600,820
16,470,000	OZLM VI Ltd. Series 2014-6A CT(f),(h)	TSFR3M + 2.900%	6.5680	04/17/31	16,526,673
1,817,474	OZLM XVIII Ltd. Series 2018-18A B(f),(h)	TSFR3M + 1.812%	5.4840	04/15/31	1,819,842
2,450,000	OZLM XVIII Ltd. Series 2018-18A C(f),(h)	TSFR3M + 2.112%	5.7840	04/15/31	2,456,767
11,265,000	OZLM XX Ltd. Series 2018-20A B(f),(h)	TSFR3M + 2.212%	5.8790	04/20/31	11,331,892
4,305,000	OZLM XXI Ltd. Series 2017-21A C(f),(h)	TSFR3M + 2.932%	6.8160	01/20/31	4,322,302
400,000	OZLM XXII Ltd. Series 2018-22A B(f),(h)	TSFR3M + 2.062%	5.7290	01/17/31	400,256
5,642,000	OZLM XXII Ltd. Series 2018-22A C(f),(h)	TSFR3M + 2.912%	6.5790	01/17/31	5,663,225
620,000	OZLM XXIV Ltd. Series 2019-24A BR(f),(h)	TSFR3M + 2.612%	6.2790	07/20/32	622,066
6,500,000	PPM CLO Ltd. Series 2018-1A C(f),(h)	TSFR3M + 2.412%	6.0840	07/15/31	6,552,442
1,000,000	Rockford Tower CLO Ltd. Series 2017-3A C(f),(h)	TSFR3M + 2.062%	5.7290	10/20/30	1,002,028
10,500,000	Rockford Tower CLO Ltd. Series 2017-3A D(f),(h)	TSFR3M + 2.912%	6.5790	10/20/30	10,576,661
500,000	Rockford Tower CLO Ltd. Series 2018-1A C(f),(h)	TSFR3M + 2.312%	6.2010	05/20/31	501,078
1,500,000	Rockford Tower CLO Ltd. Series 2018-2A C(f),(h)	TSFR3M + 2.462%	6.1290	10/20/31	1,508,694
7,000,000	Rockford Tower CLO Ltd. Series 2019-2A CR2(f),(h)	TSFR3M + 2.000%	5.8890	08/20/32	7,010,612
1,500,000	Romark CLO Ltd. Series 2017-1A B(f),(h)	TSFR3M + 2.412%	6.0830	10/23/30	1,502,895
22,300,000	Shackleton CLO Ltd. Series 2013-1A(f),(h)	TSFR3M + 2.212%	5.8840	07/15/30	22,401,616
1,650,000	Shackleton CLO Ltd. Series 2013-4RA A2A(f),(h)	TSFR3M + 1.862%	5.5130	04/13/31	1,651,653
1,555,000	Shackleton CLO Ltd. Series 2013-4RA(f),(h)	TSFR3M + 2.162%	5.8130	04/13/31	1,563,756
2,000,000	Shackleton CLO Ltd. Series 2013-4RA A2CR(f),(h)	TSFR3M + 2.462%	6.1130	04/13/31	2,008,920
1,800,000	Shackleton CLO Ltd. Series 2014-5RA B(f),(h)	TSFR3M + 1.962%	5.8310	05/07/31	1,806,599
12,700,000	Shackleton CLO Ltd. Series 2014-5RA C(f),(h)	TSFR3M + 2.412%	6.2810	05/07/31	12,803,035
7,920,000	Sound Point CLO II Ltd. Series 2013-1A A3R(f),(h)	TSFR3M + 2.112%	5.7800	01/26/31	7,940,410
13,250,000	Sound Point CLO IX Ltd. Series 2015-2A BRRR(f),(h)	TSFR3M + 2.062%	5.7290	07/20/32	13,288,518

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 41.8% (Continued)
	CLO — 35.9% (Continued)
10,000,000	Sound Point CLO IX Ltd. Series 2015-2A CRRR(f),(h)	TSFR3M + 2.762%	6.4290	07/20/32	$ 10,033,890
2,500,000	Sound Point CLO VII-R Ltd. Series 2014-3RA C(f),(h)	TSFR3M + 2.512%	6.1830	10/23/31	2,507,140
2,630,000	Sound Point CLO V-R Ltd. Series 2014-1RA B(f),(h)	TSFR3M + 2.012%	5.6790	07/18/31	2,636,459
10,500,000	Sound Point CLO V-R Ltd. Series 2014-1RA C(f),(h)	TSFR3M + 2.362%	6.0290	07/18/31	10,533,033
8,000,000	Sound Point CLO XIX Ltd. Series 2018-1A D(f),(h)	TSFR3M + 2.912%	6.5840	04/15/31	8,056,296
2,890,000	Sound Point CLO XVI Ltd. Series 2017-2A CR(f),(h)	TSFR3M + 2.462%	6.1300	07/25/30	2,897,216
3,000,000	Sound Point CLO XVIII Ltd. Series 2017-4A B(f),(h)	TSFR3M + 2.062%	5.7290	01/21/31	3,021,525
8,000,000	Sound Point CLO XXI Ltd. Series 2018-3A B(f),(h)	TSFR3M + 2.462%	6.1300	10/26/31	8,039,665
21,750,000	Sound Point CLO XXII Ltd. Series 2019-1A CRR(f),(h)	TSFR3M + 2.050%	5.7180	01/20/32	21,788,845
3,495,000	Sounds Point CLO IV-R Ltd. Series 2013-3RA B(f),(h)	TSFR3M + 2.012%	5.6790	04/18/31	3,507,058
11,940,000	Sounds Point CLO IV-R Ltd. Series 2013-3RA C(f),(h)	TSFR3M + 2.512%	6.1790	04/18/31	11,976,095
10,425,000	Steele Creek CLO Ltd. Series 2017-1A C(f),(h)	TSFR3M + 2.162%	5.8340	10/15/30	10,500,613
1,914,266	Steele Creek CLO Ltd. Series 2014-1RA C(f),(h)	TSFR3M + 2.212%	5.8810	04/21/31	1,917,994
690,000	Steele Creek CLO Ltd. Series 2016-1A CR(f),(h)	TSFR3M + 2.162%	5.8850	06/15/31	691,408
15,000,000	Steele Creek CLO Ltd. Series 2019-1A CRR(f),(h)	TSFR3M + 2.200%	5.8720	04/15/32	15,019,170
2,250,000	Symphony CLO XIX Ltd. Series 2018-19A C(f),(h)	TSFR3M + 2.012%	5.6830	04/16/31	2,256,086
4,005,000	Symphony CLO XVI Ltd. Series 2015-16A C1RR(f),(h)	TSFR3M + 2.200%	5.8720	10/15/31	4,013,999
3,880,000	Symphony CLO XX Ltd. Series 2018-20A CR2(f),(h)	TSFR3M + 1.950%	5.6210	01/16/32	3,887,050
18,250,000	Symphony CLO XXII Ltd. Series 2020-22A CR(f),(h)	TSFR3M + 2.100%	5.7680	04/18/33	18,280,970
2,662,000	TCI-Symphony CLO Ltd. Series 2017-1A CR(f),(h)	TSFR3M + 2.062%	5.7340	07/15/30	2,668,003
10,800,000	THL Credit Wind River CLO Ltd. Series 2014-3KRA C(f),(h)	TSFR3M + 2.562%	6.2340	10/15/30	10,823,458
750,000	THL Credit Wind River CLO Ltd. Series 2015-1A C1(f),(h)	TSFR3M + 2.412%	6.0790	10/20/30	753,750
6,000,000	THL Credit Wind River CLO Ltd. Series 2015-1A DR(f),(h)	TSFR3M + 3.262%	6.9290	10/20/30	6,028,700
22,650,000	TRINITAS CLO IV LTD Series 2016-4A CR(f),(h)	TSFR3M + 2.712%	6.3790	10/18/31	22,840,599
9,200,000	TRINITAS CLO IV Ltd. Series 2016-4A DR(f),(h)	TSFR3M + 3.622%	7.2890	10/18/31	9,280,215
20,000,000	Trinitas CLO XV Ltd. Series 2021-15A D(f),(h)	TSFR3M + 4.012%	7.6810	04/22/34	20,148,500
750,000	Upland CLO Ltd. Series 2016-1A BR(f),(h)	TSFR3M + 2.112%	5.7790	04/20/31	751,799
17,225,000	Venture 31 CLO Ltd. Series 2018-31A C1(f),(h)	TSFR3M + 2.212%	5.8790	04/20/31	17,268,235
7,000,000	Venture 32 CLO Ltd. Series 2018-32A B(f),(h)	TSFR3M + 1.912%	5.5790	07/18/31	7,020,419
6,500,000	Venture 35 CLO Ltd. Series 2018-35A C(f),(h)	TSFR3M + 2.562%	6.2310	10/22/31	6,518,285
575,000	Venture 38 CLO Ltd. Series 2019-38A CRR(f),(h)	TSFR3M + 1.950%	5.6170	07/30/32	575,656
2,631,030	Venture XIII CLO Ltd. Series 2013-13A DR(f),(h)	TSFR3M + 3.562%	7.2990	09/10/29	2,634,882
15,250,000	Venture XIX CLO Ltd. Series 2014-19A CRR(f),(h)	TSFR3M + 2.712%	6.3840	01/15/32	15,293,356
1,890,000	Venture XV CLO Ltd. Series 2013-15A BR3(f),(h)	TSFR3M + 2.132%	5.8040	07/15/32	1,896,131

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 41.8% (Continued)
	CLO — 35.9% (Continued)
15,625,000	Venture XXII CLO Ltd. Series 2015-22A CR(f),(h)	TSFR3M + 2.162%	5.8340	01/15/31	$ 15,715,156
2,000,000	Venture XXIX CLO Ltd. Series 2017-29A C(f),(h)	TSFR3M + 2.762%	6.6130	09/07/30	2,007,542
500,000	Venture XXVII CLO Ltd. Series 2017-27A CR(f),(h)	TSFR3M + 2.562%	6.2290	07/20/30	502,067
3,500,000	Venture XXVIII CLO Ltd. Series 2017-28A C2R(f),(h)	TSFR3M + 2.462%	6.1290	07/20/30	3,516,840
1,000,000	Venture XXX CLO Ltd. Series 2017-30A B(f),(h)	TSFR3M + 1.862%	5.5340	01/15/31	1,002,412
1,650,000	Venture XXX CLO Ltd. Series 2017-30RR A2(f),(h)	TSFR3M + 1.962%	5.6340	01/15/31	1,653,945
3,000,000	Venture XXX CLO Ltd. Series 2017-30A C(f),(h)	TSFR3M + 2.212%	5.8840	01/15/31	3,007,785
250,000	Verdelite Static CLO Ltd. Series 2024-1A C(f),(h)	TSFR3M + 1.950%	5.6180	07/20/32	250,589
2,000,000	Voya CLO Ltd. Series 2017-1A BR(f),(h)	TSFR3M + 2.162%	5.8290	04/17/30	2,003,346
6,090,000	Voya CLO Ltd. Series 2013-1A BR(f),(h)	TSFR3M + 2.162%	5.8340	10/15/30	6,104,378
1,000,000	Voya CLO Ltd. Series 2018-1A B(f),(h)	TSFR3M + 2.062%	5.9460	04/19/31	1,002,089
4,700,000	Voya CLO Ltd. Series 2014-4A BR2(f),(h)	TSFR3M + 2.352%	6.0190	07/14/31	4,712,464
4,100,000	Voya CLO Ltd. Series 2018-2A C1(f),(h)	TSFR3M + 2.112%	5.7840	07/15/31	4,112,386
1,500,000	Voya CLO Ltd. Series 2019-3A CR(f),(h)	TSFR3M + 2.412%	6.0790	10/17/32	1,505,034
1,700,640	Z Capital Credit Partners CLO Ltd. Series 2018-1A B(f),(h)	TSFR3M + 2.712%	6.3830	01/16/31	1,704,767
8,825,000	Zais CLO 11 Ltd. Series 2018-11A CR(f),(h)	TSFR3M + 2.450%	6.1180	01/20/32	8,853,142
1,850,000	Zais CLO 13 Ltd. Series 2019-13A C1R(f),(h)	TSFR3M + 2.400%	6.0720	07/15/32	1,855,911
2,075,000	Zais CLO 3 Ltd. Series 2015-3A BR(f),(h)	TSFR3M + 2.912%	6.5840	07/15/31	2,085,211
9,822,085	Zais CLO 7 Ltd. Series 2017-2A C(f),(h)	TSFR3M + 2.712%	6.3840	04/15/30	9,841,631
					1,207,879,348
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
3,373,118	Boston Lending Trust Series 2022-2 A(f),(g)		3.2500	05/25/62	3,271,553
2,355,036	Imperial Fund Mortgage Trust Series 2022-NQM7 A1(f),(i)		7.3690	11/25/67	2,369,186
303,388	Verus Securitization Trust Series 2023-1 A1(f),(i)		5.8500	12/25/67	302,724
124,918	Verus Securitization Trust Series 2023-3 A2(f),(i)		6.4380	03/25/68	124,994
325,409	Verus Securitization Trust Series 2023-5 A1(f),(i)		6.4760	06/25/68	326,730
					6,395,187
	NON AGENCY CMBS — 4.7%
6,578,604	BPR Trust Series 2021-WILL A(f),(h)	TSFR1M + 1.864%	5.5450	06/15/38	6,575,809
22,440,000	BX Commercial Mortgage Trust Series 2019-IMC E(f),(h)	TSFR1M + 2.196%	5.8760	04/15/34	22,088,058
7,000,000	COMM Mortgage Trust Series 2016-COR1 B		3.8970	10/10/49	6,496,579
5,520,000	Hudsons Bay Simon JV Trust Series 2015-HB10 B10(f)		4.9060	08/05/34	5,489,690
11,995,430	Morgan Stanley Capital I, Inc. Series 2024-BPR2 A(f)		7.2910	05/05/29	12,613,864
30,625,000	Morgan Stanley Capital I, Inc. Series 2024-BPR2 B(f)		8.5420	05/05/29	32,696,208

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 41.8% (Continued)
	NON AGENCY CMBS — 5.5% (Continued)
6,600,000	Morgan Stanley Capital I, Inc. Series 2024-BPR2 C(f),(g)		8.7520	05/05/29	$ 6,900,846
27,000,000	OWS Real Estate Finance, LLC Series MARG2 A(f),(h)	TSFR1M + 4.000%	7.7500	08/15/27	27,068,561
4,578,386	SMR Mortgage Trust Series 2022-IND A(f),(h)	TSFR1M + 1.650%	5.3300	02/15/39	4,589,809
12,636,345	SMR Mortgage Trust Series 2022-IND B(f),(h)	TSFR1M + 2.400%	6.0800	02/15/39	12,672,805
5,063,695	SMR Mortgage Trust Series 2022-IND C(f),(h)	TSFR1M + 2.950%	6.6300	02/15/39	5,082,984
10,205,047	THPT Mortgage Trust Series 2023-THL C(f),(g)		8.5340	12/10/34	10,413,779
1,328,038	XCAL Mortgage Trust Series 2019-1 A(b),(f),(h)	TSFR1M + 3.864%	0.0000	12/31/26	651,420
943,580	XCALI Mortgage Trust Series 2020-5 A(f),(h)	TSFR1M + 3.370%	7.0900	12/31/26	941,834
2,868,852	X-Caliber Funding, LLC Series 2023-MF9 A(f),(h)	TSFR1M + 3.250%	6.9500	11/25/26	2,861,456
4,000,000	X-Caliber Funding, LLC Series 2024-MSD A(f),(h)	TSFR1M + 4.250%	8.2500	01/01/27	4,028,820
15,000,000	XRL ALC, LLC Series 2025-OZK A(f)		7.2500	06/20/28	15,192,039
5,000,000	XRL ALC, LLC Series 2025-OZK B1(f)		13.5000	06/20/28	5,057,921
					181,422,482
	OTHER ABS — 0.1%
2,000,000	FMC GMSR Issuer Trust Series 2022-GT1 A(f)		6.1900	04/25/27	2,011,236
2,175,080	HRR Funding, LLC Series 2021-1(c),(f)		9.0000	12/20/36	1,027,725
190,145	Pagaya AI Debt Trust Series 2024-2 A(f)		6.3190	08/15/31	190,575
215,200	Pagaya AI Debt Trust Series 2024-3 A(f)		6.2580	10/15/31	215,657
					3,445,193
	TOTAL ASSET BACKED SECURITIES (Cost $1,405,837,015)				1,403,218,500

	CONVERTIBLE BONDS — 0.1%
	ASSET MANAGEMENT — 0.1%
3,500,000	Gladstone Capital Corporation		5.8750	10/01/30	3,377,500

	TOTAL CONVERTIBLE BONDS (Cost $3,365,298)				3,377,500

	CORPORATE BONDS — 47.9%
	ASSET MANAGEMENT — 22.9%
2,000,000	Barings BDC, Inc.		5.2000	09/15/28	1,993,546
10,000,000	BCP Investment Corporation		7.5000	10/15/28	10,022,803
2,680,000	BlackRock TCP Capital Corporation		6.9500	05/30/29	2,658,140

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 47.9% (Continued)
	ASSET MANAGEMENT — 22.9% (Continued)
9,500,000	Blue Owl Technology Finance Corporation		6.1000	03/15/28	$ 9,646,903
2,000,000	Capital Southwest Corporation		5.9500	09/18/30	2,002,200
40,000,000	CION Investment Corporation		7.4100	12/15/27	39,571,249
253,781	Crescent Capital BDC, Inc.		5.0000	05/25/26	6,339,449
11,964,000	Fidus Investment Corporation		3.5000	11/15/26	11,732,494
34,503,000	Fidus Investment Corporation		6.7500	03/19/30	34,218,774
17,674,000	FS KKR Capital Corporation		3.1250	10/12/28	16,318,446
3,890,000	FS KKR Capital Corporation		7.8750	01/15/29	4,026,467
57,000,000	Gladstone Investment Corporation		6.8750	11/01/28	57,676,264
57,500,000	Horizon Technology Finance Corporation		7.0000	12/15/28	58,109,499
21,233,000	Investcorp Credit Management BDC, Inc.		4.8750	04/01/26	21,142,210
18,000,000	Logan Ridge Finance Corporation		6.0000	10/30/26	17,906,400
9,000,000	Main Street Capital Corporation		6.9500	03/01/29	9,407,189
2,695,000	MidCap Financial Investment Corporation		4.5000	07/16/26	2,665,030
42,580,000	New Mountain Finance Corporation		6.2000	10/15/27	43,115,969
2,000,000	New Mountain Finance Corporation		6.8750	02/01/29	2,039,518
3,479,000	OFS Capital Corporation		4.7500	02/10/26	3,479,118
523,281	OFS Capital Corporation		7.5000	07/31/28	13,286,105
46,485,000	PennantPark Floating Rate Capital Ltd.		4.2500	04/01/26	46,338,528
51,470,000	PennantPark Investment Corporation		4.0000	11/01/26	50,692,987
75,000,000	PennantPark Investment Corporation(f)		7.0000	02/01/29	74,502,000
200,000	Runway Growth Finance Corporation		7.2500	02/03/31	5,000,000
44,652,000	Saratoga Investment Corporation		4.3750	02/28/26	44,507,751
25,426,000	Saratoga Investment Corporation		4.3500	02/28/27	24,663,123
310,408	Saratoga Investment Corporation		6.0000	04/30/27	7,735,367
25,000,000	Star Mountain Lower Middle-Market(h)	SOFRRATE + 3.750%	7.4190	01/15/29	25,022,325
31,000,000	Stellus Capital Investment Corporation		7.2500	04/01/30	31,031,318
29,633,000	Trinity Capital, Inc.		4.3750	08/24/26	29,294,940
21,327,000	Trinity Capital, Inc.		4.2500	12/15/26	20,879,892
1,030,072	Trinity Capital, Inc.		7.8750	03/30/29	26,091,724
13,065,000	WhiteHorse Finance, Inc.		4.0000	12/15/26	12,802,802
					765,920,530

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 47.9% (Continued)
	AUTOMOTIVE — 0.9%
32,529,000	PM General Purchaser, LLC(f)		9.5000	10/01/28	$ 30,089,325

	BANKING — 2.6%
4,000,000	First Maryland Capital I(h)	TSFR3M + 1.262%	4.9340	01/15/27	3,961,856
18,114,000	First Maryland Capital II(h)	TSFR3M + 1.112%	4.9650	02/01/27	17,974,129
2,000,000	NewtekOne, Inc.(f)		8.3750	04/01/30	2,011,199
56,000	NexBank Capital, Inc.(f),(h)	TSFR3M + 5.200%	8.8610	07/01/72	56,560,000
7,000,000	Truist Financial Corporation(h)	TSFR3M + 1.242%	4.9020	04/01/27	6,955,454
					87,462,638
	COMMERCIAL SUPPORT SERVICES — 1.5%
2,291,832	Charah Solutions, Inc.(b)		8.5000	08/31/26	50,420,304

	ELECTRICAL EQUIPMENT — 1.9%
62,068,000	Babcock & Wilcox Enterprises, Inc.(b),(f)		8.7500	06/30/30	62,184,378

	INSTITUTIONAL FINANCIAL SERVICES — 2.5%
87,753,000	B Riley Financial, Inc.(b),(f)		8.0000	01/01/28	84,681,645

	INSURANCE — 4.2%
62,319,000	American Coastal Insurance Corporation		7.2500	12/15/27	62,518,359
58,241,000	Kuvare US Holdings, Inc.(f),(h)	H15T5Y + 6.541%	7.0000	02/17/51	58,166,562
15,500,000	SBL Holdings, Inc.(f)		5.9000	09/26/28	15,488,647
4,397,000	Transamerica Capital II(f)		7.6500	12/01/26	4,446,295
					140,619,863
	MACHINERY — 0.0%(e)
2,500,000	Briggs & Stratton Corporation(j)		6.8750	12/15/20	9,375

	METALS & MINING — 1.1%
432,227	Ramaco Resources, Inc.		8.3750	11/30/29	10,961,277
998,371	Ramaco Resources, Inc.		8.2500	07/31/30	25,158,949
					36,120,226
	OIL & GAS PRODUCERS — 0.8%
27,630,000	W&T Offshore, Inc.(f)		10.7500	02/01/29	27,315,018

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 47.9% (Continued)
	PUBLISHING & BROADCASTING — 0.0%(e)
2,500,000	Cumulus Media New Holdings, Inc.(f)		6.7500	07/01/26	$ 1,525,000

	REAL ESTATE INVESTMENT TRUSTS — 0.1%
210,500	HC Government Realty Trust, Inc.(f)		7.0000	08/14/27	3,946,875

	SPECIALTY FINANCE — 7.2%
20,652,000	ACRES Commercial Realty Corporation		5.7500	08/15/26	20,355,430
1,000,000	Dakota Financial, LLC(f)		5.0000	09/30/26	989,129
35,000,000	Eagle Point Defensive Income Trust(h)	TSFR3M + 3.800%	7.4670	04/30/28	35,059,963
25,000,000	Eagle Point Enhanced Income Trust(h)	TSFR3M + 4.500%	8.3520	11/15/29	24,758,751
25,000,000	EPT 16, LLC(f)		7.2500	08/01/28	25,000,000
4,500,000	Equify Financial, LLC(f)		9.5000	04/30/30	4,501,621
2,000,000	First Help Financial, LLC(f)		6.0000	11/15/26	1,923,690
2,000,000	Franklin BSP Capital Corporation(f)		6.0000	10/02/30	1,966,030
25,000,000	Franklin BSP Realty Trust, Inc.(f),(h)	TSFR3M + 4.000%	7.6710	04/25/28	25,297,513
4,000,000	InvestCo., LLC / Preston Ventures, LLC / LS Investments, LLC(f)		5.1250	08/13/26	3,947,400
3,250,000	Medallion Financial Corporation B(f)		7.2500	02/26/26	3,253,422
2,000,000	Medallion Financial Corporation(f)		7.5000	12/30/27	2,013,081
4,500,000	MMP Capital, LLC(f)		9.5000	10/18/29	4,545,000
4,000,000	National Funding, Inc.(f)		5.7500	08/31/26	3,956,192
17,228,000	Nexpoint Real Estate Finance, Inc.		5.7500	05/01/26	17,044,943
5,167,548	PDOF MSN Issuer, LLC(f),(h)	SOFRRATE + 4.500%	8.1500	03/01/26	5,130,098
53,738,000	ReadyCap Holdings, LLC(f)		9.3750	03/01/28	53,811,186
2,000,000	X-Caliber Funding, LLC(f)		5.0000	03/01/26	1,998,989
3,300,000	X-Caliber Funding, LLC(f)		5.0000	10/15/26	3,146,665
					238,699,103
	TECHNOLOGY SERVICES — 1.5%
50,000,000	SARATOGA INVT CORP SR 144A NT 30(f)		7.2500	05/01/30	49,928,434

	TOBACCO & CANNABIS — 0.7%
23,000,000	Curaleaf Holdings, Inc.(f)		8.0000	12/15/26	23,000,000

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value

	TOTAL CORPORATE BONDS (Cost $1,589,733,684)				$ 1,601,922,714

	TERM LOANS — 0.6%
	SOFTWARE — 0.6%
21,824,816	Synchronoss Technologies, Inc.(h)	TSFR1M + 7.000%	11.3190	04/24/29	21,197,353

	TOTAL TERM LOANS (Cost $21,457,007)				21,197,353

	U.S. GOVERNMENT & AGENCIES — 4.8%
	U.S. TREASURY INFLATION PROTECTED — 4.8%
75,586,800	United States Treasury Inflation Indexed Bonds		0.1250	01/15/30	72,527,256
86,547,000	United States Treasury Inflation Indexed Bonds		1.6250	04/15/30	87,867,081
					160,394,337
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $159,442,420)				160,394,337

Shares		Expiration Date	Exercise Price
	WARRANT — 0.1%
	ASSET MANAGEMENT - 0.1%
351,012	B Riley Financial Inc. Com Warrants	04/01/2032	$ 10.00		2,169,254

	TOTAL WARRANT (Cost $111,622)				2,169,254

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
SHORT-TERM INVESTMENTS — 2.5%
MONEY MARKET FUNDS - 2.5%
85,279,609	First American Government Obligations Fund, Class X, 3.61% (Cost $85,279,609)(k)	$ 85,279,609

	TOTAL INVESTMENTS - 99.5% (Cost $3,324,324,332)	$ 3,336,854,056
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	16,951,810
	NET ASSETS - 100.0%	$ 3,353,805,866

CLO	- Collateralized Loan Obligation
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR1M	Term Secured Overnight Financing Rate 1 Month
TSFR3M	Term Secured Overnight Financing Rate 3 Month
US0003M	ICE LIBOR USD 3 Month

(a)	Non-income producing security.
(b)	Illiquid security; total illiquid securities represent 6.2% of net assets.
(c)	The value of this security has been determined in good faith by Holbrook Holdings Inc. (the "Adviser") as the Valuation Designee pursuant to valuation procedures approved by the Board of Trustees.
(d)	Affiliated issuer.
(e)	Percentage rounds to less than 0.1%.
(f)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026 the total market value of 144A securities is 2,078,030,836 or 62.0% of net assets.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(h)	Variable rate security; the rate shown represents the rate on January 31, 2026.
(i)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at January 31, 2026.
(j)	Represents issuer in default on interest payments; non-income producing security.
(k)	Rate disclosed is the seven day effective yield as of January 31, 2026.